                         Supplement Dated May 1, 2016
                                      To
                        Prospectus Dated April 29, 2013

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                             MetLife Asset Builder

                            Group Annuity Contracts
                 Issued by Metropolitan Life Insurance Company

This Supplement updates information contained in the Metropolitan Life Separate Account E ("Separate Account") prospectus dated April 29, 2013 (the "Prospectus") as annually supplemented. Please write or call Metropolitan Life Insurance Company, MetLife Life & Income Funding Solutions, P.O. Box 10356 Des, Moines, IA 50306-0356, Attention: MetLife Asset Builder Unit, (866) 438-6477, if you need another copy of the Prospectus. Upon request, financial statements for the insurance company will be sent to you without charge.

The Prospectus describes group MetLife Asset Builder Contracts ("Contracts") issued by Metropolitan Life Insurance Company ("MetLife"). Unless otherwise indicated page numbers refer to the April 29, 2013 prospectus. The Contracts are no longer available to new purchasers or to new enrollments. Contract owners may continue to make additional purchase payments.

1. The currently available investment choices are:

          American Funds(R)               BlackRock Capital
                                        Appreciation Portfolio
            American Funds Bond           BlackRock Large Cap
          Fund                          Value Portfolio
            American Funds Global         BlackRock Ultra-Short
          Small Capitalization Fund     Term Bond Portfolio
            American Funds Growth         Frontier Mid Cap
          Fund                          Growth Portfolio
            American Funds                Jennison Growth
          Growth-Income Fund            Portfolio
          Met Investors Fund              Loomis Sayles Small
                                        Cap Core Portfolio
            American Funds(R)             Loomis Sayles Small
          Balanced Allocation           Cap Growth Portfolio
          Portfolio
            American Funds(R)             Met/Artisan Mid Cap
          Growth Allocation             Value Portfolio
          Portfolio
            American Funds(R)             Met/Wellington
          Moderate Allocation           Balanced Portfolio
          Portfolio
            Clarion Global Real           Met/Wellington Core
          Estate Portfolio              Equity Opportunities
            ClearBridge Aggressive        Portfolio
          Growth Portfolio
            Harris Oakmark                MetLife Asset
          International Portfolio       Allocation 20 Portfolio
            Invesco Mid Cap Value         MetLife Asset
          Portfolio                     Allocation 40 Portfolio
            Invesco Small Cap             MetLife Asset
          Growth Portfolio              Allocation 60 Portfolio
            Loomis Sayles Global          MetLife Asset
          Markets Portfolio             Allocation 80 Portfolio
            Met/Wellington Large          MetLife Mid Cap Stock
          Cap Research Portfolio        Index Portfolio
            MetLife Asset                 MetLife Stock Index
          Allocation 100 Portfolio      Portfolio
            MFS(R) Research               MFS(R) Total Return
          International Portfolio       Portfolio
            Morgan Stanley Mid Cap        MFS(R) Value Portfolio
          Growth Portfolio
            Oppenheimer Global            MSCI EAFE(R) Index
          Equity Portfolio              Portfolio
            PIMCO Inflation               Neuberger Berman
          Protected Bond Portfolio      Genesis Portfolio
            PIMCO Total Return            Russell 2000(R) Index
          Portfolio                     Portfolio
            SSGA Growth and Income        T. Rowe Price Large
          ETF Portfolio                 Cap Growth Portfolio
            SSGA Growth ETF               T. Rowe Price Small
          Portfolio                     Cap Growth Portfolio
            T. Rowe Price Mid Cap         Western Asset
          Growth Portfolio              Management Strategic Bond
          Metropolitan Fund               Opportunities Portfolio
            Baillie Gifford               Western Asset
          International Stock           Management U.S.
          Portfolio                     Government
            Barclays Aggregate            Portfolio
          Bond Index Portfolio
            BlackRock Bond Income
          Portfolio

Certain Portfolios have been subject to a change. Please see "Appendix D - Additional Information Regarding the Portfolios."

2. Separate Account Charge

We are waiving 0.08% of the Separate Account Charge for the Investment Division investing in the Met/Wellington Large Cap Research Portfolio. We are waiving an amount equal to the Portfolio expenses that are in excess of 0.62% for the Investment Division investing in the Oppenheimer Global Equity Portfolio of the Met Investors Series Trust.

Minimum and Maximum Total Annual Portfolio Operating Expenses

                                                                                            Minimum Maximum
                                                                                            ------- -------
Total Annual Fund Operating Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution
and/or service (12b-1) fees, and other expenses)                                             0.27%   1.03%

Portfolio Fees and Expenses
(as a percentage of average daily net assets)

                                                              Distribution          Acquired   Total                  Net Total
                                                                 and/or               Fund    Annual     Fee Waiver    Annual
                                                   Management   Service     Other   Fees and Operating and/or Expense Operating
                   Portfolio                          Fee     (12b-1) Fees Expenses Expenses Expenses  Reimbursement  Expenses
-------------------------------------------------  ---------- ------------ -------- -------- --------- -------------- ---------
American Funds(R) -- Class 2
  American Funds Bond Fund........................    0.37%       0.25%      0.01%      --     0.63%          --        0.63%
  American Funds Global Small Capitalization
   Fund...........................................    0.69%       0.25%      0.04%      --     0.98%          --        0.98%
  American Funds Growth Fund......................    0.33%       0.25%      0.02%      --     0.60%          --        0.60%
  American Funds Growth-Income Fund...............    0.27%       0.25%      0.02%      --     0.54%          --        0.54%
Met Investors Fund
  American Funds(R) Balanced Allocation
   Portfolio -- Class B...........................    0.06%       0.25%        --     0.42%    0.73%          --        0.73%
  American Funds(R) Growth Allocation
   Portfolio -- Class B...........................    0.06%       0.25%      0.01%    0.43%    0.75%          --        0.75%
  American Funds(R) Moderate Allocation
   Portfolio -- Class B...........................    0.06%       0.25%      0.01%    0.40%    0.72%          --        0.72%
  Clarion Global Real Estate Portfolio --
   Class A........................................    0.60%         --       0.04%      --     0.64%          --        0.64%
  ClearBridge Aggressive Growth Portfolio --
   Class A........................................    0.55%         --       0.02%      --     0.57%        0.00%       0.57%
  Harris Oakmark International Portfolio --
   Class A........................................    0.77%         --       0.06%      --     0.83%        0.02%       0.81%
  Invesco Mid Cap Value Portfolio -- Class A......    0.64%         --       0.04%    0.08%    0.76%        0.02%       0.74%
  Invesco Small Cap Growth Portfolio --
   Class A........................................    0.85%         --       0.02%      --     0.87%        0.02%       0.85%
  Loomis Sayles Global Markets Portfolio --
   Class B........................................    0.70%       0.25%      0.08%      --     1.03%          --        1.03%
  Met/Wellington Large Cap Research Portfolio --
   Class A........................................    0.56%         --       0.03%      --     0.59%        0.04%       0.55%
  MetLife Asset Allocation 100 Portfolio --
   Class A........................................    0.07%         --       0.01%    0.68%    0.76%          --        0.76%
  MFS(R) Research International Portfolio --
   Class A........................................    0.69%         --       0.07%      --     0.76%        0.06%       0.70%
  Morgan Stanley Mid Cap Growth Portfolio --
   Class A........................................    0.65%         --       0.03%      --     0.68%        0.01%       0.67%
  Oppenheimer Global Equity Portfolio --
   Class A........................................    0.66%         --       0.05%      --     0.71%        0.08%       0.63%
  PIMCO Inflation Protected Bond Portfolio --
   Class A........................................    0.47%         --       0.15%      --     0.62%        0.01%       0.61%
  PIMCO Total Return Portfolio -- Class A.........    0.48%         --       0.04%      --     0.52%        0.04%       0.48%
  SSGA Growth and Income ETF Portfolio --
   Class A........................................    0.31%         --         --     0.22%    0.53%          --        0.53%
  SSGA Growth ETF Portfolio -- Class A............    0.32%         --       0.02%    0.24%    0.58%          --        0.58%

                                                            Distribution          Acquired   Total                  Net Total
                                                               and/or               Fund    Annual     Fee Waiver    Annual
                                                 Management   Service     Other   Fees and Operating and/or Expense Operating
                   Portfolio                        Fee     (12b-1) Fees Expenses Expenses Expenses  Reimbursement  Expenses
------------------------------------------------ ---------- ------------ -------- -------- --------- -------------- ---------
  T. Rowe Price Mid Cap Growth Portfolio --
   Class A......................................    0.75%        --        0.03%      --     0.78%          --        0.78%
Metropolitan Fund -- Class A
  Baillie Gifford International Stock Portfolio.    0.79%        --        0.07%      --     0.86%        0.12%       0.74%
  Barclays Aggregate Bond Index Portfolio.......    0.25%        --        0.03%      --     0.28%        0.01%       0.27%
  BlackRock Bond Income Portfolio...............    0.32%        --        0.04%      --     0.36%        0.00%       0.36%
  BlackRock Capital Appreciation Portfolio......    0.69%        --        0.02%      --     0.71%        0.05%       0.66%
  BlackRock Large Cap Value Portfolio...........    0.63%        --        0.03%      --     0.66%        0.03%       0.63%
  BlackRock Ultra-Short Term Bond Portfolio.....    0.34%        --        0.03%      --     0.37%        0.02%       0.35%
  Frontier Mid Cap Growth Portfolio.............    0.71%        --        0.03%      --     0.74%        0.02%       0.72%
  Jennison Growth Portfolio.....................    0.60%        --        0.02%      --     0.62%        0.08%       0.54%
  Loomis Sayles Small Cap Core Portfolio........    0.90%        --        0.06%    0.04%    1.00%        0.08%       0.92%
  Loomis Sayles Small Cap Growth Portfolio......    0.90%        --        0.05%      --     0.95%        0.09%       0.86%
  Met/Artisan Mid Cap Value Portfolio...........    0.81%        --        0.03%      --     0.84%          --        0.84%
  Met/Wellington Balanced Portfolio.............    0.46%        --        0.08%      --     0.54%        0.00%       0.54%
  Met/Wellington Core Equity Opportunities
   Portfolio....................................    0.70%        --        0.02%      --     0.72%        0.12%       0.60%
  MetLife Asset Allocation 20 Portfolio.........    0.09%        --        0.02%    0.52%    0.63%        0.01%       0.62%
  MetLife Asset Allocation 40 Portfolio.........    0.06%        --          --     0.56%    0.62%          --        0.62%
  MetLife Asset Allocation 60 Portfolio.........    0.05%        --          --     0.60%    0.65%          --        0.65%
  MetLife Asset Allocation 80 Portfolio.........    0.05%        --          --     0.65%    0.70%          --        0.70%
  MetLife Mid Cap Stock Index Portfolio.........    0.25%        --        0.04%    0.01%    0.30%        0.00%       0.30%
  MetLife Stock Index Portfolio.................    0.25%        --        0.02%      --     0.27%        0.01%       0.26%
  MFS(R) Total Return Portfolio.................    0.55%        --        0.05%      --     0.60%          --        0.60%
  MFS(R) Value Portfolio........................    0.70%        --        0.02%      --     0.72%        0.14%       0.58%
  MSCI EAFE(R) Index Portfolio..................    0.30%        --        0.10%    0.01%    0.41%        0.00%       0.41%
  Neuberger Berman Genesis Portfolio............    0.81%        --        0.03%      --     0.84%        0.01%       0.83%
  Russell 2000(R) Index Portfolio...............    0.25%        --        0.06%    0.01%    0.32%        0.00%       0.32%
  T. Rowe Price Large Cap Growth Portfolio......    0.60%        --        0.02%      --     0.62%        0.02%       0.60%
  T. Rowe Price Small Cap Growth Portfolio......    0.47%        --        0.03%      --     0.50%          --        0.50%
  Western Asset Management Strategic Bond
   Opportunities Portfolio......................    0.59%        --        0.04%      --     0.63%        0.04%       0.59%
  Western Asset Management U.S. Government
   Portfolio....................................    0.47%        --        0.02%      --     0.49%        0.01%       0.48%

The information shown in the table above was provided by the Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Portfolio's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Portfolio, but that the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Portfolio's board of directors or trustees, are not shown.

Certain Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

3. Investment Choices Which Are Fund of Funds

The following Portfolios available within the Metropolitan Fund and Met Investors Fund, are "fund of funds":

MetLife Asset Allocation 20 Portfolio
MetLife Asset Allocation 40 Portfolio
MetLife Asset Allocation 60 Portfolio
MetLife Asset Allocation 80 Portfolio
MetLife Asset Allocation 100 Portfolio

American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
SSGA Growth ETF Portfolio
SSGA Growth and Income ETF Portfolio

"Fund of funds" Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSGA Growth ETF Portfolio and the SSGA Growth and Income ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Portfolios, if such underlying portfolios or Underlying ETFs are available under the Contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the Contract.

4. Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment advisers and its fees. You may obtain a Portfolio prospectus by calling 866-438-6477 or through your registered representative. We do not guarantee the investment results of the Portfolios.

   The current Portfolios are listed below, along with their investment managers and any sub-investment managers.

Portfolio                              Investment Objective                   Investment Adviser/Subadviser
---------                              --------------------                   -----------------------------
American Funds(R)

American Funds Bond Fund.............. Seeks as high a level of current       Capital Research and Management
                                       income as is consistent with the       Company
                                       preservation of capital.

American Funds Global Small            Seeks long-term growth of capital.     Capital Research and Management
 Capitalization Fund..................                                        Company

American Funds Growth Fund............ Seeks growth of capital.               Capital Research and Management
                                                                              Company

American Funds Growth-Income Fund..... Seeks long-term growth of capital and  Capital Research and Management
                                       income.                                Company
Met Investors Fund

American Funds(R) Balanced Allocation  Seeks a balance between a high level   MetLife Advisers, LLC
 Portfolio............................ of current income and growth of capital, with a greater emphasis on
                                       growth of capital.

American Funds(R) Growth Allocation    Seeks growth of capital.               MetLife Advisers, LLC
 Portfolio............................

American Funds(R) Moderate Allocation  Seeks a high total return in the form  MetLife Advisers, LLC
 Portfolio............................ of income and growth of capital, with a greater emphasis on income.

Clarion Global Real Estate Portfolio.. Seeks total return through investment  MetLife Advisers, LLC Subadviser:
                                       in real estate securities,             CBRE Clarion Securities LLC
                                       emphasizing both capital appreciation
                                       and current income.

ClearBridge Aggressive Growth          Seeks capital appreciation.            MetLife Advisers, LLC Subadviser:
 Portfolio............................                                        ClearBridge Investments, LLC

Portfolio                               Investment Objective                   Investment Adviser/Subadviser
---------                               --------------------                   -----------------------------

Harris Oakmark International Portfolio. Seeks long-term capital appreciation.  MetLife Advisers, LLC Subadviser:
                                                                               Harris Associates L.P.

Invesco Mid Cap Value Portfolio........ Seeks high total return by investing   MetLife Advisers, LLC Subadviser:
                                        in equity securities of mid-sized      Invesco Advisers, Inc.
                                        companies.

Invesco Small Cap Growth Portfolio..... Seeks long-term growth of capital.     MetLife Advisers, LLC Subadviser:
                                                                               Invesco Advisers, Inc.

Loomis Sayles Global Markets            Seeks high total investment return     MetLife Advisers, LLC Subadviser:
 Portfolio............................. through a combination of capital       Loomis, Sayles & Company, L.P.
                                        appreciation and income.

Met/Wellington Large Cap Research       Seeks long-term capital appreciation.  MetLife Advisers, LLC Subadviser:
 Portfolio.............................                                        Wellington Management Company LLP

MetLife Asset Allocation 100            Seeks growth of capital.               MetLife Advisers, LLC
 Portfolio.............................

MFS(R) Research International           Seeks capital appreciation.            MetLife Advisers, LLC Subadviser:
 Portfolio.............................                                        Massachusetts Financial Services
                                                                               Company

Morgan Stanley Mid Cap Growth           Seeks capital appreciation.            MetLife Advisers, LLC Subadviser:
 Portfolio.............................                                        Morgan Stanley Investment Management
                                                                               Inc.

Oppenheimer Global Equity Portfolio.... Seeks capital appreciation.            MetLife Advisers, LLC Subadviser:
                                                                               OppenheimerFunds, Inc.

PIMCO Inflation Protected Bond          Seeks maximum real return, consistent  MetLife Advisers, LLC Subadviser:
 Portfolio............................. with preservation of capital and       Pacific Investment Management Company
                                        prudent investment management.         LLC

PIMCO Total Return Portfolio........... Seeks maximum total return,            MetLife Advisers, LLC Subadviser:
                                        consistent with the preservation of    Pacific Investment Management Company
                                        capital and prudent investment         LLC
                                        management.

SSGA Growth and Income ETF              Seeks growth of capital and income.    MetLife Advisers, LLC Subadviser:
 Portfolio.............................                                        SSGA Funds Management, Inc.

SSGA Growth ETF Portfolio.............. Seeks growth of capital.               MetLife Advisers, LLC Subadviser:
                                                                               SSGA Funds Management, Inc.

T. Rowe Price Mid Cap Growth            Seeks long-term growth of capital.     MetLife Advisers, LLC Subadviser: T.
 Portfolio.............................                                        Rowe Price Associates, Inc.

Metropolitan Fund

Baillie Gifford International Stock     Seeks long-term growth of capital.     MetLife Advisers, LLC Subadviser:
 Portfolio.............................                                        Baillie Gifford Overseas Limited

Barclays Aggregate Bond Index           Seeks to track the performance of the  MetLife Advisers, LLC Subadviser:
 Portfolio............................. Barclays U.S. Aggregate Bond Index.    MetLife Investment Advisors, LLC

BlackRock Bond Income Portfolio........ Seeks a competitive total return       MetLife Advisers, LLC Subadviser:
                                        primarily from investing in            BlackRock Advisors, LLC
                                        fixed-income securities.

BlackRock Capital Appreciation          Seeks long-term growth of capital.     MetLife Advisers, LLC Subadviser:
 Portfolio.............................                                        BlackRock Advisors, LLC

Portfolio                              Investment Objective                   Investment Adviser/Subadviser
---------                              --------------------                   -----------------------------

BlackRock Large Cap Value Portfolio... Seeks long-term growth of capital.     MetLife Advisers, LLC Subadviser:
                                                                              BlackRock Advisors, LLC

BlackRock Ultra-Short Term Bond        Seeks a high level of current income   MetLife Advisers, LLC Subadviser:
 Portfolio............................ consistent with preservation of        BlackRock Advisors, LLC
                                       capital.

Frontier Mid Cap Growth Portfolio..... Seeks maximum capital appreciation.    MetLife Advisers, LLC Subadviser:
                                                                              Frontier Capital Management Company,
                                                                              LLC

Jennison Growth Portfolio............. Seeks long-term growth of capital.     MetLife Advisers, LLC Subadviser:
                                                                              Jennison Associates LLC

Loomis Sayles Small Cap Core           Seeks long-term capital growth from    MetLife Advisers, LLC Subadviser:
 Portfolio............................ investments in common stocks or other  Loomis, Sayles & Company, L.P.
                                       equity securities.

Loomis Sayles Small Cap Growth         Seeks long-term capital growth.        MetLife Advisers, LLC Subadviser:
 Portfolio............................                                        Loomis, Sayles & Company, L.P.

Met/Artisan Mid Cap Value Portfolio... Seeks long-term capital growth.        MetLife Advisers, LLC Subadviser:
                                                                              Artisan Partners Limited Partnership

Met/Wellington Balanced Portfolio..... Seeks long-term capital appreciation   MetLife Advisers, LLC Subadviser:
                                       with some current income.              Wellington Management Company LLP

Met/Wellington Core Equity             Seeks to provide a growing stream of   MetLife Advisers, LLC Subadviser:
 Opportunities Portfolio.............. income over time and, secondarily,     Wellington Management Company LLP
                                       long-term capital appreciation and
                                       current income.

MetLife Asset Allocation 20 Portfolio. Seeks a high level of current income,  MetLife Advisers, LLC with growth of capital as a secondary
                                       objective.

MetLife Asset Allocation 40 Portfolio. Seeks high total return in the form    MetLife Advisers, LLC
                                       of income and growth of capital, with
                                       a greater emphasis on income.

MetLife Asset Allocation 60 Portfolio. Seeks a balance between a high level   MetLife Advisers, LLC
                                       of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.

MetLife Asset Allocation 80 Portfolio. Seeks growth of capital.               MetLife Advisers, LLC

MetLife Mid Cap Stock Index            Seeks to track the performance of the  MetLife Advisers, LLC Subadviser:
 Portfolio............................ Standard & Poor's MidCap 400(R)        MetLife Investment Advisors, LLC
                                       Composite Stock Price Index.

MetLife Stock Index Portfolio......... Seeks to track the performance of the  MetLife Advisers, LLC Subadviser:
                                       Standard & Poor's 500(R) Composite     MetLife Investment Advisors, LLC
                                       Stock Price Index.

MFS(R) Total Return Portfolio......... Seeks a favorable total return         MetLife Advisers, LLC Subadviser:
                                       through investment in a diversified    Massachusetts Financial Services
                                       portfolio.                             Company

MFS(R) Value Portfolio................ Seeks capital appreciation.            MetLife Advisers, LLC Subadviser:
                                                                              Massachusetts Financial Services
                                                                              Company

MSCI EAFE(R) Index Portfolio.......... Seeks to track the performance of the  MetLife Advisers, LLC Subadviser:
                                       MSCI EAFE(R) Index.                    MetLife Investment Advisors, LLC

Portfolio                           Investment Objective                   Investment Adviser/Subadviser
---------                           --------------------                   -----------------------------

Neuberger Berman Genesis Portfolio. Seeks high total return, consisting    MetLife Advisers, LLC Subadviser:
                                    principally of capital appreciation.   Neuberger Berman Investment Advisers
                                                                           LLC

Russell 2000(R) Index Portfolio.... Seeks to track the performance of the  MetLife Advisers, LLC Subadviser:
                                    Russell 2000(R) Index.                 MetLife Investment Advisors, LLC

T. Rowe Price Large Cap Growth      Seeks long-term growth of capital.     MetLife Advisers, LLC Subadviser: T.
 Portfolio.........................                                        Rowe Price Associates, Inc.

T. Rowe Price Small Cap Growth      Seeks long-term capital growth.        MetLife Advisers, LLC Subadviser: T.
 Portfolio.........................                                        Rowe Price Associates, Inc.

Western Asset Management Strategic  Seeks to maximize total return         MetLife Advisers, LLC Subadviser:
 Bond Opportunities Portfolio...... consistent with preservation of        Western Asset Management Company
                                    capital.

Western Asset Management U.S.       Seeks to maximize total return         MetLife Advisers, LLC Subadviser:
 Government Portfolio.............. consistent with preservation of        Western Asset Management Company
                                    capital and maintenance of liquidity.

Certain Portfolios have been subject to a change. Please See "Appendix D - Additional Information Regarding the Portfolios."

5. Purchase Payments

If payments made on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.

6. Restrictions on Transfers

Replace the list of Monitored Portfolios with the following:

American Funds Global Small Capitalization, Baillie Gifford Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, Loomis Sayles Global Markets, Loomis Sayles Small Cap Core, Loomis Sayles Small Cap Growth, Lord Abbett Bond Debenture, MFS(R) Research International, MSCI EAFE(R) Index, Neuberger Berman Genesis, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Small Cap Growth and Western Asset Management Strategic Bond Opportunities

7. Death Benefit

There is no death benefit after the payout phase begins, however, depending on the payout option you elect, any remaining guarantee will be paid to your beneficiary.

8. Who Sells the Deferred Annuities

On February 29, 2016, MetLife, Inc. and Massachusetts Mutual Life Insurance Company (MassMutual) announced they have entered into a definitive agreement for the acquisition by MassMutual of MetLife Securities. The transaction is expected to close by mid-2016, and is subject to certain closing conditions, including regulatory approval. As a result of the transaction, MSI will no longer be affiliated with MetLife Insurance Company USA.

9. Appendix

Replace "Appendix D" with the following:

                                  APPENDIX D

  ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS

Certain Underlying Funds were subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.

Underlying Fund Name Changes

The following former Underlying Funds were renamed:

Former Name                                         New Name
Met Investors Series Trust                          Met Investors Series Trust
WMC Large Cap Research Portfolio -- Class A         Met/Wellington Large Cap Research
                                                    Portfolio -- Class A
Metropolitan Series Fund                            Metropolitan Series Fund
BlackRock Money Market Portfolio -- Class A         BlackRock Ultra-Short Term Bond
                                                    Portfolio -- Class A
WMC Balanced Portfolio -- Class A                   Met/Wellington Balanced Portfolio --
                                                    Class A
WMC Core Equity Opportunities Portfolio -- Class A  Met/Wellington Core Equity
                                                    Opportunities Portfolio -- Class A

Underlying Fund Mergers

The following former Underlying Funds merged with and into the new Underlying
Funds:

Former Underlying Fund/Trust                     New Underlying Fund/Trust
Met Investors Series Trust                       Metropolitan Series Fund
Lord Abbett Bond Debenture Portfolio -- Class A  Western Asset Management Strategic
                                                 Bond Opportunities Portfolio -- Class
                                                 A

                  THIS SUPPLEMENT SHOULD BE READ AND RETAINED
                             FOR FUTURE REFERENCE

 MetLife Life & Income Funding
   Solutions
 P.O. Box 10356                                     TELEPHONE: (866) 438-6477
 Des Moines, IA 50306-0356